Acquisition of OceanGeo (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair value assigned to the assets acquired and liabilities assumed, as well as the noncontrolling interest, at the acquisition date (in thousands):
During 2015, OceanGeo crew remained idle, resulting in a lack of revenue generation in fourth quarter 2015. OceanGeo is actively pursuing several tenders for long-term work in 2016.

Estimated Fair Value of Assets Acquired and Liabilities Assumed:	January 29, 2014
Cash and cash equivalents	$609
Accounts receivable	9,247
Prepaid expenses and other current assets	1,433
Property, plant, equipment and seismic rental equipment, net	18,474
Other assets	2,227
Total identifiable assets	31,990
Accounts payable and accrued liabilities	(13,464)
Bank loans	(6,135)
Other liabilities	(1,026)
Net assets	11,365
Noncontrolling interest	(3,410)
Total consideration	$7,955

Business Acquisition, Pro Forma Information
Amounts presented below are in thousands, except for the per share amounts:

Pro forma Consolidated ION Income Statement Information (Unaudited)	Years Ended December 31,
	2014	2013
Net revenues	$518,742	$580,834
Loss from operations	$(114,346)	$(19,300)
Net loss	$(126,492)	$(262,974)
Net loss applicable to common shares	$(127,226)	$(268,330)
Basic and diluted net loss per common share (a)	$(11.70)	$(25.39)
(a) The basic and diluted net loss per common share calculations have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016.